Income Taxes (Schedule of Tax Effects of Temporary Differences and Related Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Depreciation and other	$ 1,409	$ 1,034
Net operating loss carryforwards	19,525	13,632
Unused R&D tax credits	381	280
Less: Valuation allowance	(21,315)	(14,946)
Net deferred tax asset